Credit Losses (Schedule of allowance for credit losses) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Balance, at beginning of period	$ 14,060	$ 13,796
Provision for expected credit losses	260	616
Recoveries collected	(581)	(118)
Amounts written off charged against the allowance and others	(113)	(234)
Balance, at end of period	$ 13,626	$ 14,060